RELATED PARTY TRANSACTIONS - Founder Shares (Details) - Founder Shares - Sponsor - Class B Common Stock		1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 11, 2020 USD ($) shares	Dec. 31, 2020 shares	Mar. 31, 2023 D $ / shares shares	Dec. 31, 2022 D $ / shares shares
RELATED PARTY TRANSACTIONS
Number of shares issued	5,750,000
Aggregate purchase price | $	$ 25,000
Share dividend		0.1
Aggregate number of shares owned		6,325,000
Restrictions on transfer period of time after business combination completion			1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days	150 days
Over-allotment option
RELATED PARTY TRANSACTIONS
Shares subject to forfeiture			75,000	75,000
Shares no longer subject to forfeiture			0	0